                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of principal executive offices)(Zip code)

                            Daniel P. Ryan, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2003

                                TABLE OF CONTENTS

Item 1.  Reports to Stockholders.

Item 2.  Code of Ethics.

Item 3.  Audit Committee Financial Expert.

Item 4.  Principal Accountant Fees and Services.

Item 5.  Audit Committee of Listed Registrants.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

Item 10. Exhibits.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 2003

                                             ADMINISTRATOR:

                                             [BCS LOGO]
                                             BCS FINANCIAL SERVICES CORPORATION
                                             676 N. St. Clair, Chicago, IL 60611
                                             (312) 951-9841

                           PLAN INVESTMENT FUND, INC.

                                                        February 25, 2004

Dear Investors:

On behalf of the Board of Trustees, BCS Financial Services Corporation is pleased to submit the 2003 Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments about how we can improve our service and products.

                                           Sincerely

                                           /s/ Daniel P. Ryan
                                           -----------------------------------
                                           Daniel P. Ryan
                                           President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

                                                               PERCENTAGE
                                                                   OF          PAR        AMORTIZED
                                                               NET ASSETS     (000)         COST
                                                               ----------   ---------   -------------
GOVERNMENT AGENCY OBLIGATIONS                                     88.0%
                                                               -------
Federal National Mortgage Association
 Discount Notes (1)
 0.80% (01/02/04)                                                           $ 250,000   $ 249,994,444
(Cost $249,994,444)                                                                     -------------

REPURCHASE AGREEMENTS                                             12.2%
                                                               -------
Morgan Stanley Dean Witter & Co.
 0.83% (01/02/04)
 To be repurchased at $34,755,603
 (Collateralized by $35,908,000
 U.S. Treasury Notes, 2.625%
 due 05/15/08
 Market Value is $35,449,215)                                                  34,754      34,754,000
 (Cost $34,754,000)

TOTAL INVESTMENTS IN SECURITIES                                  100.2%                   284,748,444
(Cost $284,748,444*)

LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.2%)                     (512,118)
                                                               -------                  -------------

NET ASSETS
 (Applicable to 284,236,326 PCs outstanding)                     100.0%                 $ 284,236,326
                                                               =======                  =============

NET ASSET VALUE
Offering and redemption price per PC                                                    $        1.00
($284,236,326 / 284,236,326 PCs)                                                        =============

*  Aggregate cost for Federal tax purposes.
   PC - Participation Certificate

                 See accompanying notes to financial statements.

----------------
(1) - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                December 31, 2003

                                             PERCENTAGE
                                                 OF         PAR     AMORTIZED
                                             NET ASSETS    (000)      COST
                                             ----------  --------  ------------
GOVERNMENT AGENCY OBLIGATIONS                  29.1%

BONDS
 Federal Home Loan Bank (1)                     3.4%
  4.875% (04/16/04)                                      $ 10,000  $ 10,102,172
                                                                   ------------

 Federal Home Loan Mortgage Corporation (1)    12.2%
  6.645% (03/10/04)                                         6,190     6,251,999
  1.33% (08/06/04)                                         15,000    15,000,885
  1.375% (11/15/04)                                        15,000    15,000,000
                                                                   ------------
                                                                     36,252,884
                                                                   ------------

 Federal Home Loan Mortgage Corporation         3.4%
 Reference Notes (1)
  5.00% (05/15/04)                                         10,000    10,132,505
                                                                   ------------

DISCOUNT NOTES
 Federal National Mortgage Association (1)     10.1%
 Discount Notes
  0.80% (01/02/04)                                         20,000    19,999,556
  1.35% (11/12/04)                                         10,000     9,881,500
                                                                   ------------
                                                                     29,881,056
                                                                   ------------

 TOTAL GOVERNMENT AGENCY OBLIGATIONS                                 86,368,617
 (Cost $86,368,617)                                                ------------

---------------------

1 - These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

                             MONEY MARKET PORTFOLIO

                                December 31, 2003

                                             PERCENTAGE
                                                 OF        PAR     AMORTIZED
                                             NET ASSETS    000)      COST
                                             ----------   ------   -----------
CORPORATE DEBT                                 46.7%

COMMERCIAL PAPER
ASSET BACKED SECURITIES                        26.5%
 Crown Point Capital LLC
  1.13% (02/05/04)                                        10,000     9,989,014
 CXC LLC
  1.09% (01/21/04)                                        10,000     9,993,944
 Edison Asset Securitization LLC
  1.08% (01/12/04)                                        10,000     9,996,700
 Falcon Asset Securitization Corp.
  1.10% (01/22/04)                                        11,500    11,492,621
 Giro Funding US Corp
  1.10% (01/15/04)                                        10,000     9,995,722
 Liberty Street Funding Corp.
  1.10% (03/24/04)                                         8,000     7,979,711
 Regency Markets No. 1 LLC
  1.11% (01/14/04)                                        10,000     9,995,992
 Yorktown Capital LLC
  1.08% (03/17/04)                                         9,170     9,149,092
                                                                   -----------
                                                                    78,592,796
                                                                   -----------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS         5.0%
 GE Capital International Funding
  1.10% (03/09/04)                                        15,000    14,968,833
                                                                   -----------

                             MONEY MARKET PORTFOLIO

                                December 31, 2003

                                             PERCENTAGE
                                                 OF        PAR       AMORTIZED
                                             NET ASSETS   (000)        COST
                                             ----------   ------    -----------
CORPORATE DEBT (CONTINUED)

NOTES AND BONDS
BANKS                                          11.8%
 Citigroup, Inc.                                          25,000     25,012,922
  1.40% (01/09/04)
 Wells Fargo & Co.                                        10,000     10,000,000
  1.16% (01/02/04)                                                  -----------
                                                                     35,012,922
                                                                    -----------

LIFE INSURANCE                                  3.4%
 Metlife Global Funding                                   10,000     10,000,000
  1.1512 %(01/28/04)                                                -----------

 TOTAL CORPORATE DEBT                                               138,574,551
 (Cost $138,574,551)                                                -----------

BANK OBLIGATIONS                               13.5%
                                              -----
CERTIFICATES OF DEPOSIT
 Bank One Illinois N.A.                                   10,000      9,999,870
  1.04% (01/02/04)
 U.S. Bank N.A.                                           15,000     14,999,897
  1.05% (01/02/04)
 Wachovia Bank N.A.                                       15,000     15,000,000
  1.05% (01/02/04)                                                  -----------

 TOTAL BANK OBLIGATIONS                                              39,999,767
 (Cost $39,999,767)                                                 -----------



REPURCHASE AGREEMENTS                          10.6%
                                              -----
Morgan Stanley Dean Witter & Co.
 0.83% (01/02/04)
 To be repurchased at $31,384,447
 (Collateralized by $32,425,000
 U.S. Treasury Notes, 2.625%
 due 5/15/08;                                             31,383     31,383,000
 Market Value is $32,010,716.)                                      -----------

 TOTAL REPURCHASE AGREEMENTS                                         31,383,000
 (Cost $31,383,000)                                                 -----------



                             MONEY MARKET PORTFOLIO

                       SCHEDULE OF INVESTMENTS (CONCLUDED)

                                December 31, 2003

                                              PERCENTAGE
                                                  OF       AMORTIZED
                                              NET ASSETS      COST
                                              ----------  -------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $296,325,935*)                            99.9%     $ 296,325,935

ASSETS IN EXCESS OF OTHER LIABILITIES            0.1%           162,418
                                               -----      -------------
NET ASSETS                                     100.0%     $ 296,488,353
 (Applicable to 296,488,957 PCs outstanding)   =====      =============

NET ASSET VALUE                                           $        1.00
                                                          =============
Offering and redemption price per PC
($296,488,353 / 296,488,957 PCs)

* Aggregate cost for Federal tax purposes.

  PC - Participation Certificate

                 See accompanying notes to financial statements.

                 STATEMENTS OF OPERATIONS

                YEAR ENDED DECEMBER 31, 2003

                                      GOVERNMENT/REPO   MONEY MARKET
                                         PORTFOLIO        PORTFOLIO
                                      ---------------   ------------
INTEREST INCOME                       $     3,283,232   $  6,874,808
                                      ---------------   ------------

EXPENSES
 Investment advisory fee                      555,958        901,133
 Administration fee                           148,432        268,129
 Custodian                                     38,121         55,365
 Legal                                         35,997         41,643
 Audit                                         12,337         21,918
 Professional services                         15,022         13,525
 Insurance                                      8,957         38,460
 Transfer agent                                 9,979         20,428
 Trustee expenses                               4,467          8,606
 Printing                                       4,338          8,883
 Other                                            903          1,594
                                      ---------------   ------------

   Total Expenses                             834,511      1,379,684

   Fees waived                               (537,647)      (151,524)
                                      ---------------   ------------
   Net Expenses                               296,864      1,228,160
                                      ---------------   ------------

NET INVESTMENT INCOME                       2,986,368      5,646,648

NET REALIZED LOSS ON SECURITIES SOLD                -           (604)
                                      ---------------   ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $     2,986,368   $  5,646,044
                                      ===============   ============

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2003

                                                       GOVERNMENT/REPO    MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                       ---------------   -------------
ASSETS

 Repurchase Agreements                                 $    34,754,000   $  31,383,000
 Investments in securities, at amortized                   249,994,444     264,942,935
 cost, which approximates market value.
 Accrued interest receivable                                       803         527,550
 Cash                                                               61              33
 Other assets                                                    2,929          10,583
                                                       ---------------   -------------
  Total Assets                                             284,752,237     296,864,101

LIABILITIES
 Dividends payable                                             442,944         235,373
 Accrued expenses payable                                       72,967         140,375
                                                       ---------------   -------------
 Total Liabilities                                             515,911         375,748
                                                       ---------------   -------------

NET ASSETS                                             $   284,236,326   $ 296,488,353
                                                       ===============   =============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                              $          1.00   $        1.00
                                                       ===============   =============

Government/REPO Portfolio
1 billion PCs authorized; 284,236,326 PCs outstanding
($284,236,326 / 284,236,326 PCs)
Money Market Portfolio
2 billion PCs authorized; 296,488,957 PCs outstanding
($296,488,353 / 296,488,957 PCs)

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                             YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 2003   DECEMBER 31, 2002
                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

 Net investment income                    $       2,986,368   $       1,545,579
  Net increase in net assets
   resulting from operations                      2,986,368           1,545,579
                                          -----------------   -----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

 From net investment income $.010
  and $.016 per PC, respectively                 (2,986,368)         (1,545,579)
                                          -----------------   -----------------

CAPITAL TRANSACTIONS:

 Proceeds from sale of 4,527,657,889
  and 1,746,281,237 PCs                       4,527,657,889       1,746,281,237

 Value of 773,018 and 231,509 PCs
  issued in reinvestment of dividends               773,018             231,509

 Cost of 4,375,752,164 and 1,674,191,770
  PCs repurchased                            (4,375,752,164)     (1,674,191,770)
                                          -----------------   -----------------

 Increase in net assets derived
  from capital transactions                     152,678,743          72,320,976
                                          -----------------   -----------------

 Total increase in net assets                   152,678,743          72,320,976

NET ASSETS:

 Beginning of year                              131,557,583          59,236,607
                                          -----------------   -----------------
 End of year                              $     284,236,326   $     131,557,583
                                          =================   =================

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED          YEAR ENDED
                                              DECEMBER 31, 2003    DECEMBER 31, 2002
                                              -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

 Net investment income                        $       5,646,648    $      11,981,483
 Net realized gain/(loss) on securities sold               (604)               7,567
                                              -----------------    -----------------
  Net increase in net assets
   resulting from operations                          5,646,044           11,989,050
                                              -----------------    -----------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

 From net investment income $.010
  and $.017 per PC, respectively                     (5,646,648)         (11,981,483)

 Net capital gains                                         (206)              (7,361)
                                              -----------------    -----------------
 Total distributions                                 (5,646,854)         (11,988,844)
                                              -----------------    -----------------

CAPITAL TRANSACTIONS:

 Proceeds from sale of  6,876,911,695
  and 8,372,192,475 PCs                           6,876,911,695        8,372,192,475

 Value of  4,744,485 and 9,576,689 PCs
  issued in reinvestment of dividends                 4,744,485            9,576,689

 Cost of 7,201,291,734 and 8,478,208,189
  PCs repurchased                                (7,201,291,734)      (8,478,208,189)
                                              -----------------    -----------------

 Decrease in net assets derived
  from capital transactions                        (319,635,554)         (96,439,025)
                                              -----------------    -----------------

  Total decrease in net assets                     (319,636,364)         (96,438,819)

NET ASSETS:

  Beginning of year                                 616,124,717          712,563,536
                                              -----------------    -----------------
  End of year                                 $     296,488,353        $ 616,124,717
                                              =================    =================

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                           YEAR        YEAR        YEAR       YEAR        YEAR
                                           ENDED       ENDED       ENDED      ENDED       ENDED
                                         12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                         ---------   ---------   --------   ---------   ---------
Net Asset Value, Beginning of Year       $    1.00   $    1.00   $   1.00   $    1.00   $    1.00
                                         ---------   ---------   --------   ---------   ---------

Income from Investment Operations:
Net Investment Income                        0.010       0.016      0.038       0.062       0.049
Net Realized Gain (Loss) on Investments          -           -          -           -           -
                                         ---------   ---------   --------   ---------   ---------
Total from Investment Operations             0.010       0.016      0.038       0.062       0.049
                                         ---------   ---------   --------   ---------   ---------

Less Distributions:
Dividends to PC holders from
 Net Investment Income                      (0.010)     (0.016)    (0.038)     (0.062)     (0.049)
Distributions to PC holders from
 Net Capital Gains                               -           -          -           -           -
                                         ---------   ---------   --------   ---------   ---------
Total Distributions                         (0.010)     (0.016)    (0.038)     (0.062)     (0.049)
                                         ---------   ---------   ---------  ---------   ---------
Net Asset Value, End of Year             $    1.00   $    1.00   $   1.00   $    1.00   $    1.00
                                         =========   =========   ========   =========   =========

Total Return                                  1.04%       1.62%      3.90%       6.37%       5.05%

Ratios/Supplemental Data:
Net Assets, End of Year (000)            $ 284,236   $ 131,558   $ 59,237   $ 223,510   $ 102,873
Ratio of Expenses to Average
 Net Assets(1)                                0.10%       0.10%      0.10%       0.10%       0.10%
Ratio of Net Investment Income
 to Average Net Assets(2)                     1.01%       1.61%      3.83%       6.19%       4.98%

-----------------------------

(1) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment expenses to average daily net assets would have been .28%, .30%, .31%, .28%, and .30% for the fiscal years ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

(2) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment income to average daily net assets would have been .83%, 1.41%, 3.62%, 6.01%, and 4.78%, for the fiscal periods ended December 31, 2003, 2002, 2001, 2000, and 1999, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                           YEAR        YEAR        YEAR       YEAR        YEAR
                                           ENDED       ENDED       ENDED      ENDED       ENDED
                                         12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                         ---------   ---------   --------   ---------   ---------
Net Asset Value, Beginning of Year       $    1.00   $    1.00   $   1.00   $    1.00   $    1.00
                                         ---------   ---------   --------   ---------   ---------

Income from Investment Operations:
Net Investment Income                        0.010       0.017      0.040       0.062       0.049
Net Realized Gain (Loss) on Investments          -           -          -           -           -
                                         ---------   ---------   --------   ---------   ---------
Total from Investment Operations             0.010       0.017      0.040       0.062       0.049
                                         ---------   ---------   --------   ---------   ---------

Less Distributions:
Dividends to PC holders from
 Net Investment Income                      (0.010)     (0.017)    (0.040)     (0.062)     (0.049)
Distributions to PC holders from
 Net Capital Gains                               -           -          -           -           -
                                         ---------   ---------   --------   ---------   ---------
Total Distributions                         (0.010)     (0.017)    (0.040)     (0.062)     (0.049)
                                         ---------   ---------   --------   ---------   ---------
Net Asset Value, End of Year             $    1.00   $    1.00   $   1.00   $    1.00   $    1.00
                                         =========   =========   ========   =========   =========

Total Return                                  1.02%       1.72%      4.12%       6.32%       5.02%

Ratios/Supplemental Data:
Net Assets, End of Year (000)            $ 296,488   $ 616,125   $712,564   $ 315,424   $ 426,020
Ratio of Expenses to Average
 Net Assets(1)                                0.23%       0.22%      0.23%       0.27%       0.27%
Ratio of Net Investment Income
 to Average Net Assets(2)                     1.05%       1.70%      4.04%       6.15%       4.90%

--------------------------------

(1) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment expenses to average daily net assets would have been .26%, .24% and .24% for the fiscal years ended December 31, 2003, 2002 and 2001, respectively.

(2) Without the waiver of a portion of advisory and administration fees, (see Note C) the ratio of net investment income to average daily net assets would have been 1.02%, 1.68% and 4.03% for the fiscal years ended December 31, 2003, 2002 and 2001, respectively.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation: Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The Money Market Portfolio has a capital loss carry forward of $604, which, if not utilized, will expire in 2011. Distributions paid by the Portfolio have the same character for book and tax purposes.

     Repurchase Agreements - Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 2003.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 2003, and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., which is a majority-owned indirect subsidiary of the PNC Financial Services Group, Inc., serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCS"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain directors, officers or employees of BCS are also trustees, officers or employees of the Fund. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC earn fees from the Fund for serving in these capacities.

     BIMC and BCS have agreed contractually to reduce the fees otherwise payable to them in 2003 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. For the year ended December 31, 2003, BCS was paid $48,356 and voluntarily waived $100,076 of the $148,432 which BCS was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, and BCS was paid $259,257 and voluntarily waived $8,872 of the $268,129 which BCS was entitled to as the fees for its services as administrator for the Money Market Portfolio. BIMC voluntarily waived $142,652 and $437,571 of advisory fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for the year ended December 31, 2003.

D. At December 31, 2003, net assets for both book and tax purposes consisted of:

                                      Government/REPO      Money Market
                                         Portfolio          Portfolio
                                      ---------------     --------------
Capital paid in .................     $   234,236,326     $  296,488,957

Accumulated realized gain/(loss)
   on security transactions .....                   -               (604)

Net unrealized appreciation of
   investments ..................                   -                  -
                                      ---------------     --------------
                                      $   284,236,326     $  296,488,353
                                      ===============     ==============

                         REPORT OF INDEPENDENT AUDITORS

To the Participation Certificate Holders and Trustees of
Plan Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Government/REPO Portfolio and the Money Market Portfolio (constituting the Plan Investment Fund Inc. or the "Fund"), as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the two years in the period ended December 31, 2000, were audited by other auditors whose report dated February 6, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2003, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                   (ERNEST & YOUNG LLP)

Chicago, Illinois
February 2, 2004

                        DISCLOSURE FOR TRUSTEES AND OFFICERS

                                                                                                Number of
                                         Term of                                                portfolios
                                         office*                                                 in fund
                                          and                                                    complex         Other
                         Position(s)    length of                                                overseen     trusteeships
                          held with       time         Principal occupation(s) during the         by the        held by
Name, address and age     the fund       served                   past 5 years                    trustee       Trustee
---------------------    -----------    ---------    --------------------------------------     ----------    ------------
Daniel P. Ryan(1)        Trustee,       1 Year       March 2003 to Present - President and      Two           None
676 North St. Clair      President                   Chief Executive Officer, BCS
Suite 1600               and Chief                   Financial Services Corporation, BCS
Chicago, IL 60611        Executive                   Financial Corporation, BCS Insurance
Age 58                   Officer                     Company, BCS Life Insurance Company,
                                                     Plans' Liability Insurance
                                                     Company and BCSI Holdings,
                                                     Inc.
                                                     1999 to March 2003 - Executive Vice
                                                     President and Chief Operating Officer,
                                                     BCS Financial Corporation, BCS
                                                     Insurance Company, BCS Life
                                                     Insurance Company, Plans'
                                                     Liability Insurance Company
                                                     and BCSI Holdings, Inc.

Ronald F. King(1)        Executive      7 Years      May 2001 to Present - Chairman, Chief      Two           None
1215 S. Boulder          Trustee                     Executive Officer and President, Blue
Ave.                                                 Cross and Blue Shield of Oklahoma and
Tulsa,OK 74119                                       subsidiaries; BlueLincs HMO, Member
Age 56                                               Service Life Insurance Company
                                                     and Group Health Service of
                                                     Oklahoma;
                                                     1999 to May 2001 - President and Chief
                                                     Executive Officer, Blue Cross and Blue
                                                     Shield of Oklahoma and
                                                     subsidiaries; BlueLincs HMO,
                                                     Member Service Life Insurance
                                                     Company and Group Health
                                                     Service of Oklahoma.

1 - The Trustees of the Fund listed above may be deemed "interested persons" as defined in the Investment Company Act. Daniel P. Ryan may be deemed an "interested person" of the Company as a result of his status as President and Chief Executive Officer of the Company. Ronald F. King may be deemed an "interested person" of the Company as a result of his status as Executive Trustee of the Company.

Emil D. Duda             Trustee        2 Years      1999 to Present-Executive Vice             Two           None
165 Court Street                                     President, Chief Financial Officer,
Rochester, NY 14647                                  The Lifetime Healthcare Companies.
Age 52

John G. Foos             Trustee        2 Years      1999 to Present-Senior Vice President,     Two           Trustee-
1901 Market Street                                   Chief Financial Officer, Independence                    ElderTrust
Philadelphia,                                        Blue Cross.                                              (NYSE
PA 19107                                                                                                       REIT)
Age 54

Robert A. Leichtle       Trustee        3 Years      1999 to Present-Executive Vice             Two           None
1-20 East at                                         President, Chief Financial Officer
Alpine Road                                          and Treasurer, Blue Cross and Blue
Columbia, SC 29219                                   Shield of South Carolina.
Age 57


                                                                                                 Number of
                                         Term of                                                portfolios
                                         office*                                                 in fund
                                          and                                                    complex         Other
                         Position(s)    length of                                                overseen     trusteeships
                          held with       time       Principal occupation(s) during the past      by the         held by
Name, address and age     the fund       served                     5 years                      trustee        trustee
---------------------    -----------    ---------    --------------------------------------     ----------    ------------
James M. Mead            Trustee        5 Years      1999 to Present - President and Chief      Two           None
2500 Elmerton Avenue                                 Executive Officer, Capital Blue Cross.
Harrisburg,
PA 17110
Age 58

Jed H. Pitcher           Trustee        5 Years      April 1999 to Present - Chairman of the    Two           None
2890 Cottonwood Parkway                              Board, Regence BlueCross BlueShield of
Salt Lake City,                                      Utah;
UT 84121                                             June 2000 to Present - President and
Age 63                                               Chief Operating Officer, The
                                                     Regence Group;
                                                     1999 to April 1999 - Chairman of the
                                                     Board, President and Chief Executive
                                                     Officer, Regence BlueCross
                                                     BlueShield of Utah.

Ralph D. Rambach         Trustee        2 Years      1999 to Present- Vice President,           Two           None
225 North                                            Finance and Administration, Chief
Michigan Avenue                                      Financial Officer/Corporate
Chicago, IL 60601                                    Treasurer National Employee
Age 53                                               Benefits Program Fiduciary, Blue
                                                     Cross Blue Shield Association.

Joseph F. Reichard       Trustee        6 Years      1999 to Present - Vice                     Two           None
120 Fifth Avenue                                     President and Assistant
Pittsburgh,                                          Treasurer, Highmark, Inc.
PA 15222
Age 56

Dale E. Palka            Treasurer      5 Years      March 2001 to Present - Senior Vice        None          None
676 North St. Clair                                  President, BCS Financial Services
Street                                               Corporation.
Suite 1600 Chicago,                                  April 1999 to March 2001 - Vice
IL 60611                                             President, BCS Financial Services
Age 55                                               Corporation;
                                                     1999 to April 1999 - Executive Director,
                                                     Investment Programs Health Plans Capital
                                                     Services Corporation.

Sandra K. Strutz         Secretary      1 Year       September 2003 - Present - Assistant       None          None
676 North St. Clair                                  Secretary, BCS Financial Corporation;
Street                                               March 2003 to September 2003 -
Suite 1600 Chicago,                                  Secretary, BCS Financial Corporation
IL 60611                                             November 2002 to March 2003 - Executive
Age 48                                               Assistant & Corporate Meetings
                                                     Coordinator, BCS Financial
                                                     Corporation
                                                     November 1999 to October 2002 - Executive
                                                     Assistant, BCS Financial
                                                     Corporation
                                                     1999 to October 1999 - Administrative
                                                     Supervisor/Executive Assistant,
                                                     Blue Cross Blue Shield
                                                     Association

----------------------
  *Term of office is one year.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 676 North St. Clair, 16th Floor, Chicago, Illinois 60640 or (312) 951-7700, respectively.

                           PLAN INVESTMENT FUND, INC.

                           676 North St. Clair Street
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

    EMIL D. DUDA                                JAMES M. MEAD
      Executive Vice President and                President and
    Chief Financial Officer                     Chief Executive Officer
      The Lifetime Healthcare Companies           Capital Blue Cross

    JOHN G. FOOS                                JED H. PITCHER
      Senior Vice President and Chief             Chairman of the Board
    Financial Officer                           Regence BlueCross BlueShield of
      Independence Blue Cross                     Utah

    RONALD F. KING                              RALPH D. RAMBACH
      Executive Trustee                           Vice President,
    Plan Investment Fund;                       Finance and Administration
      Chairman of the Board,                      Chief Financial Officer and
    Chief Executive Officer                     Corporate Treasurer
      and President                               Blue Cross and Blue Shield
    Blue Cross and Blue Shield of               Association
      Oklahoma

    ROBERT A. LEICHTLE                          JOSEPH F. REICHARD, CCM
      Executive Vice President,                   Vice President and
    Chief Financial Officer and                 Assistant Treasurer,
      Treasurer                                   Treasury Services
    Blue Cross and Blue Shield                  Highmark, Inc.
      of South Carolina

                                 DANIEL P. RYAN

                      President and Chief Executive Officer
                           Plan Investment Fund, Inc.;
                      President and Chief Executive Officer
                            BCS Financial Corporation

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO

                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

         (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

         (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

         (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         The registrant's Board of Trustees has determined that Emil D. Duda, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2003 and 2002 for professional services rendered by the Fund's principal accountant.

                    Year Ended December 31
                      2003         2002
                    --------     ---------
Audit fees          $ 34,300     $  33,100
Audit-related fees    10,000             0
Tax fees                   0             0
All other fees             0             0
                    --------     ---------
Total               $ 44,300     $  33,100

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund's Form N-1A and Form N-SAR. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The fees shown above in 2003 principally related to consultations on Sarbanes-Oxley implementation matters. Tax fees would be for fees billed for services rendered for tax compliance, tax advice and tax planning by the Fund's independent auditors. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2003 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Fees Required to be Pre-Approved

Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee of the Fund also is required to pre-approve services by the Fund's auditor to certain entities defined by SEC rules, including the Fund's Adviser and any entity controlling, controlled by or under common control with the Adviser to extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund's Adviser for such services in 2003 was approximately $275,000 related to internal control reviews of the Adviser's trading operations. These services were pre-approved by the audit committee of the Fund.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund's Adviser and all affiliates as defined, totaled approximately $2,635,000 in 2003 and $2,800,000 in 2002, including services provided prior to May 6, 2003, the effective date of the pre-approval process. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the auditor's independence.

Audit Committee Pre-Approval Policies

         The audit committee of the Fund has adopted policies that require that each engagement of the Fund's independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member. The Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Code of ethics that is subject to the disclosure of Item 2 hereof.

         (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

         (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By: /s/ Daniel P. Ryan
    -----------------------------------
    Daniel P. Ryan, President

Date: February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel P. Ryan
    -----------------------------------
    Daniel P. Ryan, President
    (principal executive officer)

Date: February 27, 2004

By: /s/ Dale E. Palka
    -----------------------------------
    Dale E. Palka, Treasurer
    (principal financial officer)

Date: February 27, 2004

                                  EXHIBIT INDEX

(a)(1)   Code of ethics that is subject to the disclosure of Item 2 hereof.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.